Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) - Wholesale and dealer financing [Member] $ in Millions	Dec. 31, 2016 USD ($)
Line Of Credit Facility [Line Items]
Total Credit Limit	$ 6,917
Utilized	3,728
Not Utilized	$ 3,189